Related Party Balance And Transactions - Schedule of Balance of Amounts Due to a Related Party (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Related Party Transaction [Line Items]
Total	$ 159,996	$ 164,046
Shenzhen Zhichong
Related Party Transaction [Line Items]
Total	$ 159,996	$ 164,046